UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2009

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

THE OSTERWEIS FUND
&
THE OSTERWEIS
STRATEGIC INCOME FUND

For the Six Months Ended
September 30, 2009

The Osterweis Fund
SEMI-ANNUAL REPORT
For the six months ended September 30, 2009
October 15, 2009

Dear Shareholder,

During the third quarter of 2009, The Osterweis Fund (the “Fund”) had a total return of +8.70% bringing the year-to-date return up to a strong +22.11%.  The S&P 500 Index continued to surge in the third quarter rising 15.61%, resulting in a total return in the first nine months of +19.26%.  The Fund’s annualized total returns have eclipsed the broader market over the one year, five year, ten year, and fifteen year periods ending September 30, 2009.  Fund returns were -0.21%, +3.94%, +6.83%, and +11.01%, respectively, compared to -6.91%, +1.02%, -0.15%, and +7.62% in the same periods for the S&P 500 Index.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original investment.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 236-0050.  An investment should not be made solely on returns.  The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.  Performance periods shown above are greater than 30 days and do not reflect the redemption fee.  If the investment period were shorter than 30 days, performance would be lowered by the amount of the redemption fee.  The Fund’s total expense ratio was 1.23% as of March 31, 2009.

The powerful market rally that began in March extended into the third quarter.  Further signs of stabilization in both the financial markets and in the global economies encouraged investors to move back into riskier assets such as stocks, corporate bonds and commodities.  Contributing to the buying frenzy has been consistent commentary from the Fed over the course of the summer and into the fall suggesting that the Fed does not intend to take away the monetary punch bowl any time soon, and that an economic rebound is underway.  In the meantime, corporations are not idly standing by waiting for a rebound and are busy streamlining operations and cutting costs, resulting in better than expected second quarter earnings.

While we agree that the near-term dynamics powering the market rally are constructive, we are not convinced that either the U.S. economy or the financial system are out of the woods yet.  As we discuss in greater detail in our Investment Outlook, we believe that both the economy and the financial system remain critically dependent on a breathtaking array of U.S. government support.  While it is clearly possible that the economy will experience a smooth and seamless “handoff” in coming quarters from government assisted growth to sustainable private sector driven growth (e.g. a fundamental recovery in housing markets, consumer spending and capital spending), we remain concerned about the downside risk to the equity markets if either of the two following events occur: 1) if fiscal and monetary stimuli are withdrawn prematurely and the economy slips back into recession (i.e. the dreaded double dip scenario) or 2) the global financial markets grow increasingly concerned about the amount and cost of U.S. government stimulus which results in a steep slide in the U.S. Dollar and a spike in interest rates.  For the moment, our impression is that the markets are pricing in an almost “too good to be true” scenario in which a smooth handoff occurs, the Fed and the Treasury begin to withdraw stimulus at just the right time and amount, global investors keep their faith in the U.S. Dollar and the good credit of the U.S. government, and inflation and interest rates remain stable.

Our approach to managing the Fund in the midst of these major macro uncertainties is to keep a higher than normal allocation to cash and short-term corporate bonds, and continue to search for equities that we believe have underlying assets and business models capable of delivering top-line and bottom-line growth even if the economy remains stuck in a protracted period of subpar growth.  Over the past 12 months, we took advantage of the sell off in equity markets and positive fund inflows to add to existing positions and to add new attractively-valued investments.  We will not hesitate to use our cash to add more attractive investments in coming months if the opportunity presents itself.

As always, we thank you for your continued confidence in our management.

Sincerely,

John S. Osterweis & Team
Portfolio Managers

This commentary contains the current opinions of the author as of the date above, which are subject to change at any time.  This commentary has been distributed for informational purposes only and is not a recommendation or offer of any particular security, strategy or investment product.  Information contained herein has been obtained from sources believed to be reliable, but is not guaranteed.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large-cap companies.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term securities.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  This index does not incur expenses and is not available for investment.

Must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The Osterweis Fund is distributed by Quasar Distributors, LLC.

The Osterweis Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE

For the six months ending September 30, 2009, The Osterweis Fund (the “Fund”) had a total return of +25.00%, underperforming the S&P 500 Index (the “Index”), which had a total return of +34.02% for the same period.  As the market rallied during the six month period, the Fund’s defensive asset allocation hindered returns.  The Fund held 11% in cash, 31% in fixed income securities, and 58% in equities at the beginning of the period.  The Fund maintained a higher than normal defensive allocation, ending the six month period with 14% in cash, 15% in fixed income securities, and 71% in equities.  During the six month period, better than Index performance in the Fund’s equities supported returns, as described below.

The Fund’s greatest contributing sector to relative performance was health care, led by stock selection within this sector. The Fund’s health care holdings returned +39.8% while the Index’s sector returned +19.3%, contributing +6.0% to relative performance.  Two of the Fund’s top five contributors, HealthSouth Corp. and Valeant Pharmaceuticals, were in this sector.  The Fund’s second greatest contributing sector was energy, led by stock selection within this sector.  The Fund’s energy holdings returned +33.9% while the Index’s sector returned +21.9%, contributing +1.3% to relative performance.  The information technology, consumer staples, consumer discretionary and industrials sectors each contributed less than +1.7% to relative performance.

An underweight in the financials sector was the greatest detractor from the Fund’s relative performance.  The Fund’s significant underexposure to the Index’s best performing sector detracted -4.0% from relative performance.  The Fund held only one security, Transatlantic Holdings Inc., in this sector.  The Fund’s second greatest detracting sector was materials, where stock selection primarily detracted -0.9% from relative performance.  The utilities and telecommunication services sectors together detracted -0.5% from relative performance.

The Fund’s top five contributing securities to performance were Agilent Technologies Inc., Republic Services Inc., HealthSouth Corp., Unilever NV and Valeant Pharmaceuticals.  The Fund’s bottom five securities included two detracting securities from performance − Copart Inc. and Safeway Inc − and three contributing securities to performance − Avery Dennison Corp., Magellan Midstream Partners and Trian Acquisition I (Warrants).

Past performance is not indicative of future results.  The relative performance attribution figures noted in the 2nd and 3rd paragraphs were calculated using a holdings-based attribution system and were based on the Fund’s equity holdings only.  Fund holdings and/or sector allocations are subject to risk, may change at any time and are not recommendations to buy or sell any security.  Please see pages 7-9 of this report for complete holdings information.

The Osterweis Fund

SECTOR ALLOCATION at September 30, 2009 (Unaudited)

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2009 (Unaudited)

As a shareholder of The Osterweis Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/09 – 9/30/09).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund

The Osterweis Fund

EXPENSE EXAMPLE For the Six Months Ended September 30, 2009 (Unaudited)

invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/09	Value 9/30/09	4/1/09 – 9/30/09*
Actual	$1,000	$1,250	$6.32
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$5.67

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.12% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

The Osterweis Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 65.6%
Aerospace & Defense: 1.8%
583,780	DigitalGlobe,
	Inc.*	$13,059,158
Beverages: 2.9%
336,075	Diageo Plc - ADR	20,665,252
Chemicals: 4.6%
327,610	Bayer AG - ADR	22,801,656
491,298	Nalco Holding
	Company	10,066,696
		32,868,352
Commercial Services & Supplies: 4.6%
196,470	Avery
	Dennison Corp.	7,074,885
206,280	Copart, Inc.*	6,850,559
731,587	Republic
	Services, Inc.	19,438,266
		33,363,710
Computers & Peripherals: 1.1%
482,785	EMC Corp.*	8,226,656
Containers & Packaging: 2.9%
756,020	Crown
	Holdings, Inc.*	20,563,744
Diversified Telecommunication Services: 2.4%
640,180	AT&T, Inc.	17,291,262
Electric Utilities: 1.8%
1,147,000	NV Energy, Inc.	13,293,730
Electronic Equipment & Instruments: 3.1%
804,780	Agilent
	Technologies,
	Inc.*	22,397,027
Food & Staples Retailing: 3.0%
1,076,115	Safeway, Inc.	21,220,988
Food Products: 5.2%
447,475	Nestle SA1	19,068,316
631,880	Unilever
	NV - ADR	18,236,057
		37,304,373
Gas Utilities: 1.6%
298,430	Questar Corp.	11,209,031
Health Care Equipment & Supplies: 4.5%
329,065	Gen-Probe, Inc.*	13,636,454
513,135	Medtronic, Inc.	18,883,368
		32,519,822
Health Care Providers & Services: 4.5%
1,225,400	HealthSouth Corp.*	19,165,256
194,680	Laboratory Corp.
	of America
	Holdings*	12,790,476
		31,955,732
Hotels, Restaurants & Leisure: 0.6%
553,150	Carrols Restaurant
	Group Inc.*	4,181,814
Industrial Conglomerates: 0.9%
132,210	Teleflex, Inc.	6,387,065
Insurance: 0.8%
123,670	Transatlantic
	Holdings, Inc.	6,204,524
Internet Software & Services: 4.7%
940,640	VeriSign, Inc.*	22,283,762
696,245	Websense, Inc.*	11,696,916
		33,980,678
Life Science Tools & Services: 1.8%
231,030	Waters Corp.*	12,905,336
Media: 1.3%
366,500	The McGraw-Hill
	Companies, Inc.	9,213,810
Multi-Utilities & Unregulated Power: 1.7%
243,370	Sempra Energy	12,122,260
Oil & Gas: 1.2%
106,100	Occidental
	Petroleum Corp.	8,318,240
Pharmaceuticals: 4.6%
270,860	Johnson & Johnson	16,492,665
576,445	Valeant
	Pharmaceuticals
	International*	16,175,047
		32,667,712
Special Purpose Acquisition Corporations: 1.5%
1,124,350	Trian Acquisition
	I Corp.*	10,939,925

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 65.6% (Continued)
Water Utilities: 2.5%
910,710	American Water
	Works Co., Inc.	$18,159,557
TOTAL COMMON STOCKS
(Cost $411,959,990)		471,019,758
PARTNERSHIPS AND TRUSTS: 5.3%
499,060	Energy Transfer
	Equity L.P.	13,973,680
428,305	Enterprise Products
	Partners L.P.	12,129,598
316,787	Magellan Midstream
	Holdings, L.P.	11,911,191
		38,014,469
TOTAL PARTNERSHIPS AND TRUSTS
(Cost $35,504,731)		38,014,469

Principal
Amount
BONDS: 14.5%
CONVERTIBLE BONDS: 6.2%
Building Products: 1.1%
$7,737,000	Griffon Corp. 4.000%, 07/18/2023	7,678,973
Health Care Equipment & Supplies: 1.4%
5,350,000	Integra LifeSciences Holdings Corp. 2.750%, 06/01/20102	5,243,000
5,042,000	Wilson Greatbatch Technologies 2.250%, 06/15/2013	4,960,067
		10,203,067
Hotels, Restaurants & Leisure: 0.4%
2,327,000	International Game Technology 2.600%, 12/15/2036	2,338,635
Media: 1.1%
8,075,000	Regal Entertainment Group, 6.250%, 03/15/20112	8,064,906
Software: 1.2%
9,640,000	Cadence Design System, Inc. 1.375%, 12/15/2011	8,832,650
Trading Companies & Distributors: 0.6%
4,227,000	Wesco International, Inc. 2.625%, 10/15/2025	4,147,744
289,000	6.000%, 09/15/2029	371,211
		4,518,955
Wireless Telecommunication Services: 0.4%
2,800,000	NII Holdings, Inc. 2.750%, 08/15/2025	2,761,500
TOTAL CONVERTIBLE BONDS
(Cost $42,028,425)		44,398,686
CORPORATE BONDS: 8.3%
Aerospace & Defense: 0.6%
4,000,000	DigitalGlobe, Inc. 10.500%, 05/01/20142	4,260,000
Auto Components: 2.3%
	Goodyear Tire &
16,239,000	Rubber Co. 5.010%, 12/01/20093	16,239,000
Consumer Finance: 2.4%
	Qwest Capital
13,750,000	Funding, Inc. 7.900%, 08/15/2010	13,990,625
3,000,000	SLM Corp. 4.000%, 01/15/2010	2,980,662
		16,971,287

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 8.3% (Continued)
Food Products: 0.8%
	Smithfield
$6,000,000	Foods, Inc. 8.000%, 10/15/2009	$6,000,000
Motor Vehicle Parts & Accessories: 1.3%
10,000,000	Stoneridge, Inc. 11.500%, 05/01/2012	9,325,000
Retail: 0.9%
6,474,000	JC Penney Co., Inc. 8.000%, 03/01/2010	6,627,757
TOTAL CORPORATE BONDS
(Cost $59,858,022)		59,423,044
TOTAL BONDS
(Cost $101,886,447)		103,821,730

Shares
WARRANTS: 0.1%
1,124,350	Trian Acquisition
	I Corp. Expires 1/23/13 at $7.00*	505,958
TOTAL WARRANTS
(Cost $1,124,350)		505,958
SHORT-TERM INVESTMENT: 15.0%
107,391,746	Federated U.S.
	Treasury Cash
	Reserves -
	Institutional	107,391,746
TOTAL SHORT-TERM INVESTMENT
(Cost $107,391,746)		107,391,746
TOTAL INVESTMENTS
IN SECURITIES: 100.5%
(Cost $657,867,264)		720,753,661
Liabilities in Excess of
Other Assets: (0.5)%		(3,532,034)
TOTAL NET ASSETS: 100.0%		$717,221,627

ADR - American Depository Receipt.
*	Non-income producing security.
1	Foreign issued security.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2009, the value of these securities amounted to $17,567,906 or 2.4% of net assets.

3	Variable rate security; rate shown is the rate in effect on September 30, 2009.

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2009 (Unaudited)

ASSETS
Investments in securities, at value
(cost $657,867,264) (Note 2)	$720,753,661
Receivables:
Fund shares sold	4,634,682
Dividends and interest	2,635,144
Prepaid expenses	44,341
Total assets	728,067,828

LIABILITIES
Payables:
Investment securities purchased	10,073,641
Fund shares redeemed	171,558
Investment advisory fees	524,775
Administration fees	45,063
Custody fees	1,436
Fund accounting fees	3,175
Transfer agent fees	7,152
Chief Compliance Officer fees	1,803
Other accrued expenses	17,598
Total liabilities	10,846,201

NET ASSETS	$717,221,627

Net asset value, offering and redemption price per share
($717,221,627 / 31,524,841, shares outstanding; unlimited
number of shares authorized without par value)	$22.75

COMPONENTS OF NET ASSETS
Paid-in capital	673,027,340
Undistributed net investment income	8,284,647
Accumulated net realized loss on investments	(26,976,757)
Net unrealized appreciation on investments	60,945,033
Net unrealized appreciation of foreign currency,
and translation of other assets and liabilities
in foreign currency	1,941,364
Net assets	$717,221,627

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $119,379 foreign withholding tax)	$3,397,526
Interest	3,621,356
Total investment income	7,018,882

EXPENSES (Note 3)
Investment advisory fees	2,711,830
Administration fees	195,418
Transfer agent fees	103,018
Fund accounting fees	38,930
Custody fees	28,034
Registration fees	23,725
Reports to shareholders	12,155
Audit fees	10,363
Trustee fees	6,411
Chief Compliance Officer fees	5,762
Miscellaneous expense	4,276
Insurance expense	3,267
Legal fees	1,616
Total expenses	3,144,805
Net investment income	3,874,077

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on investments and foreign currency	3,751,507
Change in net unrealized appreciation
on investments and foreign currency	110,508,418
Net realized and unrealized gain on
investments and foreign currency	114,259,925
Net increase in net assets
resulting from operations	$118,134,002

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$3,874,077	$4,254,522
Net realized gain (loss) on
investments and foreign currency	3,751,507	(30,572,133)
Change in net unrealized
appreciation (depreciation) on
investments and foreign currency	110,508,418	(60,521,890)
Net increase (decrease) in net assets
resulting from operations	118,134,002	(86,839,501)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(726,394)
From net realized gain	—	(5,379,068)
Total distributions to shareholders	—	(6,105,462)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change
in outstanding shares (a)(b)	203,032,367	164,519,851
Total increase in net assets	321,166,369	71,574,888

NET ASSETS
Beginning of period/year	396,055,258	324,480,370
End of period/year	$717,221,627	$396,055,258
Undistributed net investment income	$8,284,647	$4,410,570

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2009		Year Ended
	(Unaudited)		March 31, 2009
	Shares	Value	Shares	Value
Shares sold	12,114,523	$251,951,183	12,953,138	$254,607,991
Shares issued
in reinvestment
of distributions	—	—	252,331	4,577,281
Shares redeemed (b)	(2,346,895)	(48,918,816)	(4,651,468)	(94,665,421)
Net increase	9,767,628	$203,032,367	8,554,001	$164,519,851

(b)	Net of redemption fees of $15,106 and $44,967, respectively.

The accompanying notes are an integral part of these financial statements.

The Osterweis Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value,
beginning of period	$18.20		$24.58	$27.87	$27.03	$25.17	$23.65

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.18	0.28	0.30	0.19	0.20
Net realized and
unrealized gain (loss)
on investments	4.49		(6.20)	(2.71)	2.96	3.00	2.60
Total from investment
operations	4.55		(6.02)	(2.43)	3.26	3.19	2.80

LESS DISTRIBUTIONS:
From net
investment income	—		(0.04)	(0.32)	(0.20)	(0.15)	(0.34)
From net realized gain	—		(0.32)	(0.54)	(2.22)	(1.18)	(0.94)
Total distributions	—		(0.36)	(0.86)	(2.42)	(1.33)	(1.28)
Paid-in capital from
redemption fees
(Note 2)	0.00	*	0.00 *	0.00 *	0.00 *	0.00 *	0.00 *
Net asset value,
end of period/year	$22.75		$18.20	$24.58	$27.87	$27.03	$25.17
Total return	25.00	%^	(24.45)%	(8.98)%	12.44%	12.85%	11.90%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$717.2		$396.1	$324.5	$324.5	$275.8	$169.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.12	%+	1.20%	1.18%	1.21%	1.26%	1.32%
After fees waived and
expenses absorbed	1.12	%+	1.20%	1.18%	1.21%	1.26%	1.32%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.38	%+	1.27%	1.05%	1.10%	0.79%	0.89%
After fees waived and
expenses absorbed	1.38	%+	1.27%	1.05%	1.10%	0.79%	0.89%
Portfolio turnover rate	25	%^	63%	56%	50%	30%	38%

*	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund
SEMI-ANNUAL REPORT
For the six months ended September 30, 2009
October 15, 2009

Dear Shareholder,

During the third quarter of 2009, The Osterweis Strategic Income Fund (the “Fund”) had a total return of +7.94%, compared to +3.74% for the Barclays Capital Aggregate Bond Index (the “BC Agg”) and +4.24% for the Merrill Lynch U.S. Corporate & Government Master Index (the “Merrill”).  Year-to-date (January 1, 2009 through September 30, 2009), the Fund had a total return of +20.47% versus +5.72% for the BC Agg and +5.08% for the Merrill.  The Fund’s annualized total returns for the one year, five year, and since inception (August 30, 2002) periods ending September 30, 2009, were +13.02%, +6.52%, and +7.98%, respectively, compared in the same periods to +10.56%, +5.13%, and +5.13% for the BC Agg and +11.06%, +4.88%, and +5.10% for the Merrill.  As of September 30, 2009 the Fund’s 30 day SEC yield was 6.78%.

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (866) 236-0050.  An investment should not be made solely on the basis of returns.  The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.  Performance periods shown above are greater than 30 days and do not reflect the redemption fee.  If the investment period were shorter than 30 days, performance would be lowered by the amount of the redemption fee.  The Fund’s total expense ratio was 1.26% as of March 31, 2009.

During the third quarter, positive U.S. bond market performance was driven by continued spread tightening.  High yield securities, in particular, benefitted from this tightening as their spreads widened out the most during the financial crisis.  In addition, equity-sensitive convertibles continued to gain along with the rally in the equity market.  The Fund’s strong performance during the quarter was a reflection of the overweight allocation to high yield bonds and some equity-sensitive convertibles.

Over the past six months, the financial markets have experienced strong rallies in spite of continuing weak economic data.  Employment, consumer confidence, and revenues have not yet shown an upward trend.  It is likely that the rallies in bonds, stock and commodities have been driven by the excess liquidity from government stimulus as well as a weakening Dollar, rather than by strengthening economic growth.

Given the probability of a market relapse, we remain committed to our defensive, short to intermediate maturity strategy.  As default risk has declined, due to active re-financing by corporations, we have extended our duration somewhat, but are still wary of going out too far on the yield curve.  We are willing to accept somewhat lower yields to upgrade the quality of our holdings into companies that are either less cyclically exposed, or are poised to gain share versus weaker competitors.  We continue to be underweight investment grade bonds, as we still believe that the record low yields of these securities carry more risk than reward at this time.

We thank you for your continued support.

Sincerely,

Carl P. Kaufman	Simon T. Lee
Portfolio Manager	Assistant Portfolio Manager
____________________

This commentary contains the current opinions of the authors as of the date above, which are subject to change at any time.  This commentary has been distributed for informational purposes only and is not a recommendation or offer of any particular security, strategy or investment product.  Information contained herein has been obtained from sources believed to be reliable, but is not guaranteed.

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund’s share price may be more influenced by fluctuations in an individual holding’s value than a diversified fund.

The Fund’s investment performance reflects reimbursement of expenses previously waived.  Please refer to the prospectus for further details.

The Barclays Capital Aggregate Bond Index and the Merrill Lynch U.S. Corporate & Government Master Index are unmanaged indices which are regarded as standards for measuring the U.S. investment grade bond market in general, and are provided for comparison purposes.  These indices do not incur expenses and are not available for investment.

Must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security.  Current and future fund holdings are subject to risk.

The Osterweis Strategic Income Fund is distributed by Quasar Distributors, LLC.

The Osterweis Strategic Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE

For the six months ended September 30, 2009, The Osterweis Strategic Income Fund (the “Fund”) had a total return of +16.58%, outperforming the Barclays Capital Aggregate Bond Index (the “BC Agg”) and the Merrill Lynch U.S. Corporate & Government Master Index (the “Merrill”), which had total returns of +5.60% and +6.34% for the same period, respectively.  The remainder of this discussion will compare the Fund against the Merrill, as constituent data is not available for the BC Agg.

The Fund’s outperformance was attributable mostly to the Fund’s investments in higher yielding securities.  Over the period, the Fund had an average current yield of 6.0%, while the Merrill had an average current yield of 4.5%, and the Fund had an average yield to maturity of 8.3%, while the Merrill had an average yield to maturity of 3.6%.  In addition, the shorter duration of the Fund contributed to relative performance, as short term yields (less than one year) decreased slightly, and longer term yields (greater than one year) increased.  Over the period, the average duration was 1.5 years for the Fund, while the average duration was 5.1 years for the Merrill.  The Fund’s lower average quality also contributed to relative performance, as returns on lower quality ratings outperformed investment grade issues.  The Fund’s average Moody quality was Ba3 while the Merrill’s average Moody quality was Aa1.

The Fund’s lack of exposure to the banking sector was a significant detractor from relative performance as this sector performed well during the period.  The finance and agency sectors also performed positively during the period, and the Fund’s under and lack of exposure in these respective sectors were also detractors from relative performance.

The Fund’s top five contributors to performance during the period were RSC Equipment Rental Corp. 9.50% 12/1/14, Brown Shoe Company Inc. Corp. 8.75% 5/1/12, Cadence Design Systems Inc. 1.375% 12/15/11, Hertz Corp. 7.625% 6/1/12, and Coleman Cable Inc. 9.875% 10/1/12.  The Fund’s five greatest detractors from performance were Emigrant Capital II 144A 3.46% 4/14/34, Pegasus Solutions Inc. 144A 10.50% 4/15/15, Real Mex Restaurants Inc. 144A 14.00% 1/1/13, Rentech Inc. 4.00% 4/15/13, and LSB Industries 5.50% 7/1/12.

Past performance is not indicative of future results.  The relative performance attribution results noted in the 2nd and 3rd paragraphs were based on a holdings-based attribution system and were based on the Fund’s fixed income holdings and cash.  Fund holdings and/or sector allocations are subject to risk, may change at any time and are not recommendations to buy or sell any security.  Please see pages 19-23 of this report for complete holdings information.

The Osterweis Strategic Income Fund

PORTFOLIO ALLOCATION at September 30, 2009 (Unaudited)

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2009 (Unaudited)

As a shareholder of The Osterweis Strategic Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees and (2) ongoing costs, including investment advisory fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/09 – 9/30/09).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund

The Osterweis Strategic Income Fund

EXPENSE EXAMPLE For the Six Months Ended September 30, 2009 (Unaudited)

invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/09	Value 9/30/09	4/1/09 – 9/30/09*
Actual	$1,000	$1,166	$6.08
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$5.67

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.12% multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

The Osterweis Strategic Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Principal
Amount		Value
BONDS: 94.3%
CONVERTIBLE BONDS: 44.4%
Beverages: 1.8%
	Central European
$9,000,000	Distribution Corp. 3.000%, 03/15/2013	$7,537,500
8,925,000	Griffon Corp. 4.000%, 07/18/2023	8,858,063
Chemicals: 1.5%
1,000,000	LSB Industries, Inc. 5.500%, 07/01/2012	932,500
6,050,000	5.500%, 07/01/20122	5,641,625
		6,574,125
Communications Equipment: 0.5%
1,500,000	CommScope, Inc. 3.250%, 07/01/2015	1,946,250
Computers & Peripherals: 0.2%
1,250,000	Sandisk Corp. 1.000%, 05/15/2013	978,125
Diversified Consumer Services: 2.2%
1,750,000	Regis Corp. 5.000%, 07/15/2014	2,174,375
8,305,000	Stewart Enterprises, Inc., 3.125%, 07/15/2014	7,173,444
		9,347,819
Diversified Financial Services: 0.2%
1,000,000	PHH Corp. 4.000%, 09/01/20142	1,047,500
Electronic Equipment, Instruments
& Components: 3.3%
	L-1 Identity
12,835,000	Solutions, Inc. 3.750%, 05/15/2027	11,342,931
	Richardson
3,180,000	Electronics Ltd. 8.000%, 06/15/2011	2,846,100
		14,189,031
Health Care Equipment & Supplies: 3.7%
2,750,000	Hologic, Inc. 2.000%, 12/15/2037	2,261,875
	Integra LifeSciences
7,324,000	Holdings Corp. 2.750%, 06/01/20102	7,177,520
7,500,000	2.375%, 06/01/20122	6,675,000
		16,114,395
Home Builders: 1.5%
	Affordable
	Residential
6,000,000	Communities 7.500%, 08/15/2025	6,495,000
Insurance: 1.1%
	Old Republic
4,000,000	International Corp. 8.000%, 05/15/2012	4,950,000
Internet & Catalog Retail: 1.9%
	Sports Supply
8,145,000	Group, Inc. 5.750%, 12/01/2009	8,185,725
Internet Software & Services: 3.0%
15,106,000	Savvis, Inc. 3.000%, 05/15/2012	13,142,220

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Principal
Amount		Value
CONVERTIBLE BONDS: 44.4% (Continued)
IT Services: 1.9%
$8,380,000	Euronet Worldwide, Inc., 1.625%, 12/15/2024	$8,411,425
Leisure Equipment & Products: 2.3%
	Smith & Wesson
10,500,000	Holding Corp. 4.000%, 12/15/2026	9,830,625
Machinery: 0.8%
3,250,000	Actuant Corp. 2.000%, 11/15/2023	3,331,250
Media: 2.5%
	Lions Gate
3,350,000	Entertainment 2.938%, 10/15/2024	3,035,938
7,625,000	Regal Entertainment Group, 6.250%, 03/15/20112	7,615,469
		10,651,407
Merchant Wholesalers: 1.2%
	SUPERVALU, Inc.
15,511,000	Zero coupon, 11/02/2031	5,293,129
Oil, Gas & Consumable Fuels: 0.7%
1,750,000	Barrett Bill Corp. 5.000%, 03/15/2028	1,660,312
2,000,000	Rentech, Inc. 4.000%, 04/15/2013	1,570,000
		3,230,312
Professional Services: 2.9%
12,756,000	School Specialty, Inc., 3.750%, 08/01/2023	12,500,880
Software: 6.2%
	Cadence Design
13,500,000	System, Inc. 1.375%, 12/15/2011	12,369,375
	Magma Design
2,375,000	Automation 6.000%, 05/15/20143	2,826,250
	Mentor Graphics
9,789,000	Corp. 2.121%, 08/06/20231	9,544,275
2,000,000	6.250%, 03/01/2026	1,935,000
		26,674,900
Specialty Retail: 1.7%
10,032,000	Charming Shoppes, Inc., 1.125%, 05/01/2014	7,360,980
Trading Companies & Distributors: 1.2%
	Wesco
3,422,000	International, Inc. 2.625%, 10/15/2025	3,357,837
1,370,680	6.000%, 09/15/2029	1,761,324
		5,119,161
TOTAL CONVERTIBLE BONDS
(Cost $176,539,499)		191,769,822
CORPORATE BONDS: 49.9%
Aerospace & Defense: 2.5%
10,000,000	DigitalGlobe, Inc. 10.500%, 05/01/20142	10,650,000
Auto Components: 1.2%
	Goodyear Tire &
5,000,000	Rubber Co. 5.010%, 12/01/20091	5,000,000

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 49.9% (Continued)
Banks: 0.1%
	Emigrant Capital
$1,750,000	Trust, 3.46%, 04/14/20341,2	$198,152
Bituminous Coal & Lignite Surface Mining: 2.2%
	Arch Western
9,680,000	Finance LLC 6.750%, 07/01/2013	9,571,100
Commercial Services & Supplies: 0.5%
2,000,000	GeoEye, Inc. 9.625%, 10/01/20152	2,035,000
Consumer Finance: 1.9%
5,000,000	Discover Financial Services, 0.830%, 06/11/20101	4,889,795
	Qwest Capital
1,750,000	Funding, Inc. 7.900%, 08/15/2010	1,780,625
1,764,000	SLM Corp. 0.000%, 02/01/2010	1,715,755
		8,386,175
Deep Sea Transportation: 2.7%
	Royal Caribbean
9,500,000	Cruises Ltd. 8.750%, 02/02/2011	9,761,250
1,750,000	11.875%, 07/15/2015	1,977,500
		11,738,750
Food & Beverage Stores: 1.2%
5,150,000	Susser Holdings 10.625%, 12/15/2013	5,343,125
Food Products: 2.3%
2,030,000	Land O Lakes, Inc. 9.000%, 12/15/2010	2,062,988
8,040,000	Smithfield Foods, Inc., 8.000%, 10/15/2009	8,040,000
		10,102,988
Food Services: 0.4%
1,920,000	Carrols Corp. 9.000%, 01/15/2013	1,929,600
Health Care Providers & Services: 2.4%
2,750,000	HCA, Inc. 7.875%, 02/01/2011	2,787,812
7,703,000	HealthSouth Corp. 7.218%, 06/15/20141	7,587,455
		10,375,267
Household Durables: 1.8%
7,600,000	Mohawk Industries, Inc., 5.750%, 01/15/2011	7,826,206
Independent Power Producers
& Energy Traders: 0.5%
2,000,000	NRG Energy, Inc. 8.500%, 06/15/2019	2,012,500
Media: 2.3%
9,000,000	Interpublic Group, Inc., 10.000%, 07/15/20172	9,765,000
Medical Equipment Rental & Leasing: 0.5%
2,200,000	Universal Hospital Services, Inc. 10.125%, 11/01/2011	2,180,750
Motor Vehicle Parts & Accessories: 1.7%
7,750,000	Stoneridge, Inc. 11.500%, 05/01/2012	7,226,875

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 49.9% (Continued)
Multiline Retail: 2.9%
$8,600,000	Saks, Inc. 7.500%, 12/01/2010	$8,385,000
4,100,000	9.875%, 10/01/2011	4,120,500
		12,505,500
Personal Products: 1.3%
6,061,000	Elizabeth Arden, Inc., 7.750%, 01/15/2014	5,788,255
Primary Metal Industries: 1.4%
6,425,000	Coleman Cable, Inc., 9.875%, 10/01/2012	5,975,250
Rental & Leasing Services: 1.0%
4,000,000	United Rentals, Inc., 10.875%, 06/15/20162	4,300,000
Retail: 3.8%
11,234,000	JC Penney Co., Inc. 8.000%, 03/01/2010	11,500,808
5,000,000	QVC, Inc. 7.500%, 10/01/20192	5,031,250
		16,532,058
Road & Rail: 3.2%
2,263,000	Hertz Corp. 7.400%, 03/01/2011	2,195,110
4,788,000	7.625%, 06/01/2012	4,644,360
7,000,000	Rental Service Corp., 9.500%, 12/01/2014	6,790,000
		13,629,470
Software: 0.2%
3,000,000	Pegasus Gaming Corp., 10.500%, 04/15/20152	975,000
Telecommunications; 6.7%
6,000,000	Cincinnati Bell, Inc., 8.250%, 10/15/2017	5,913,720
	Millicom
	International
12,525,000	Cellular S.A. 10.000%, 12/01/2013	13,057,313
7,375,000	Orbimage Holdings, Inc., 12.500%, 07/01/2012	7,928,125
	Qwest
	Communications
2,000,000	International, Inc. 8.000%, 10/01/20152	2,007,500
		28,906,658
Textiles, Apparel & Luxury Goods: 2.7%
11,735,000	Brown Shoe, Inc. 8.750%, 05/01/2012	11,588,312
Tobacco: 0.9%
	Alliance One
3,760,000	International, Inc. 10.000%, 07/15/20162	3,901,000
Trading Companies & Distributors: 1.6%
	H & E Equipment
1,750,000	Services, Inc. 8.375%, 07/15/2016	1,610,000
	Wesco
5,900,000	International, Inc. 7.500%, 10/15/2017	5,162,500
		6,772,500
TOTAL CORPORATE BONDS
(Cost $208,774,251)		215,215,491
TOTAL BONDS
(Cost $385,310,750)		406,985,313

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares	Value
SHORT-TERM INVESTMENT: 4.9%
20,967,332	Federated U.S.
Treasury Cash
Reserves -
Institutional	$20,967,332
TOTAL SHORT-TERM INVESTMENT
(Cost $20,967,332)	20,967,332
TOTAL INVESTMENTS
IN SECURITIES: 99.2%
(Cost $406,278,082)	427,952,645
Other Assets in Excess
of Liabilities: 0.8%	3,436,631
TOTAL NET ASSETS - 100.0%	$431,389,276

1	Variable rate security; rate shown is the rate in effect on September 30, 2009.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2009, the value of these securities amounted to $67,020,016, or 15.5% of net assets.

3	Security fair valued under supervision of the Board of Trustees. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2009 (Unaudited)

ASSETS
Investments in securities, at value
(cost $406,278,082) (Note 2)	$427,952,645
Receivables:
Fund shares sold	5,870,793
Dividends and interest	7,257,304
Investment securities sold	1,399,639
Prepaid expenses	32,597
Total assets	442,512,978

LIABILITIES
Payables:
Investment securities purchased	8,897,623
Fund shares redeemed	1,848,788
Investment advisory fees	312,015
Administration fees	26,417
Custody fees	3,531
Fund accounting fees	8,877
Transfer agent fees	14,478
Chief Compliance Officer fees	1,005
Other accrued expenses	10,968
Total liabilities	11,123,702

NET ASSETS	$431,389,276

Net asset value, offering and redemption price per share
($431,389,276/38,679,530, shares outstanding; unlimited
number of shares authorized without par value)	$11.15

COMPONENTS OF NET ASSETS
Paid-in capital	$409,840,397
Undistributed net investment income	157,362
Accumulated net realized loss on investments	(283,046)
Net unrealized depreciation on investments	21,674,563
Net assets	$431,389,276

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$13,788,799
Total investment income	13,788,799

EXPENSES (Note 3)
Investment advisory fees	1,651,272
Administration fees	144,345
Transfer agent fees	73,047
Fund accounting fees	41,582
Registration fees	23,052
Custody fees	19,350
Reports to shareholders	10,853
Audit fees	9,261
Trustee fees	5,090
Chief Compliance Officer fees	4,964
Miscellaneous expense	4,088
Insurance expense	2,764
Legal fees	2,416
Total expenses	1,992,084
Net investment income	11,796,715

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	5,750,504
Change in net unrealized appreciation on investments	36,951,509
Net realized and unrealized gain on investments	42,702,013
Net increase in net assets
resulting from operations	$54,498,728

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$11,796,715	$12,217,678
Net realized gain (loss) on investments	5,750,504	(3,120,289)
Change in net unrealized
appreciation (depreciation)
on investments	36,951,509	(13,578,834)
Net increase (decrease) in net
assets resulting from operations	54,498,728	(4,481,445)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(12,482,165)	(11,870,380)
From net realized gain	—	—
Total distributions to shareholders	(12,482,165)	(11,870,380)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets
derived from net change
in outstanding shares (a)(b)	95,804,547	148,043,277
Total increase in net assets	137,821,110	131,691,452

NET ASSETS
Beginning of period/year	293,568,166	161,876,714
End of period/year	$431,389,276	$293,568,166
Undistributed net investment income	$157,362	$842,812

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2009		Year Ended
	(Unaudited)		March 31, 2009
	Shares	Value	Shares	Value
Shares sold	14,200,586	$151,571,050	20,613,456	$209,182,092
Shares issued
in reinvestment
of distributions	967,697	10,495,877	966,245	9,815,762
Shares redeemed (b)	(6,209,704)	(66,262,380)	(6,873,130)	(70,954,577)
Net increase	8,958,579	$95,804,547	14,706,571	$148,043,277

(b)	Net of redemption fees of $14,819 and $52,006, respectively.

The accompanying notes are an integral part of these financial statements.

The Osterweis Strategic Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value,
beginning of
period/year	$9.88		$10.78	$11.24	$10.87	$11.07	$11.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.33		0.59	0.58	0.56	0.63	0.51
Net realized and
unrealized gain (loss)
on investments	1.29		(0.91)	(0.39)	0.39	0.04	(0.05)
Total from investment
operations	1.62		(0.32)	0.19	0.95	0.67	0.46

LESS DISTRIBUTIONS:
From net
investment income	(0.35)		(0.58)	(0.58)	(0.56)	(0.74)	(0.51)
From net realized gain	—		—	(0.07)	(0.02)	(0.13)	(0.18)
Total distributions	(0.35)		(0.58)	(0.65)	(0.58)	(0.87)	(0.69)
Paid-in capital from
redemption fees
(Note 2)	0.00	*	0.00 *	0.00 *	0.00 *	0.00 *	0.00 *
Net asset value,
end of period/year	$11.15		$9.88	$10.78	$11.24	$10.87	$11.07
Total return	16.58	%^	(3.04)%	1.73%	8.95%	6.29%	4.11%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$431.4		$293.6	$161.9	$119.8	$53.8	$61.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.12	%+	1.24%	1.28%	1.41%	1.47%	1.48%
After fees absorbed
or recouped	1.12	%+	1.24%	1.28%	1.46%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	6.63	%+	6.18%	5.42%	5.51%	5.51%	4.69%
After fees absorbed
or recouped	6.63	%+	6.18%	5.42%	5.46%	5.48%	4.67%
Portfolio turnover rate	51	%^	89%	105%	100%	87%	77%

*	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

NOTE 1 - ORGANIZATION

The Osterweis Fund and The Osterweis Strategic Income Fund (the “Funds”) are diversified and non-diversified series, respectively, of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Osterweis Fund and The Osterweis Strategic Income Fund commenced operations on October 1, 1993 and August 30, 2002, respectively.

The investment objective of The Osterweis Fund is to attain long-term total returns by investing primarily in equity securities.  The investment objective of The Osterweis Strategic Income Fund is to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation by investing in income bearing securities, including a wide range of debt and dividend-paying equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2009, The Osterweis Fund did not hold fair valued securities. As of September 30, 2009, The Osterweis Strategic Income Fund held one fair valued security with a total market value of $2,826,250, or 0.7% of net assets.

The Funds have adopted financial reporting rules that require an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  These financial reporting rules also require enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These financial reporting rules also require each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The Osterweis Fund:
	Level 1	Level 2	Level 3	Total
Equity
Consumer
Discretionary	$13,395,624	$—	$—	$13,395,624
Consumer Staples	$79,190,612	$—	$—	$79,190,612
Energy	$8,318,240	$—	$—	$8,318,240
Financials	$17,144,449	$—	$—	$17,144,449
Health Care	$139,237,323	$—	$—	$139,237,323
Industrials	$46,422,869	$—	$—	$46,422,869
Information
Technology	$64,604,361	$—	$—	$64,604,361
Materials	$30,630,440	$—	$—	$30,630,440
Telecommunication
Services	$17,291,262	$—	$—	$17,291,262
Utilities	$54,784,578	$—	$—	$54,784,578
Total Equity	$471,019,758	$—	$—	$471,019,758
Partnerships
& Trusts	$38,014,469	$—	$—	$38,014,469
Warrants	$505,958	$—	$—	$505,958
Convertible Bonds	$—	$44,398,686	$—	$44,398,686
Corporate Bonds	$—	$59,423,044	$—	$59,423,044
Short-Term
Investments	$107,391,746	$—	$—	$107,391,746
Total Investments
in Securities	$616,931,931	$103,821,730	$—	$720,753,661

The Osterweis Strategic Income Fund:
	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$188,943,572	$2,826,250	$191,769,822
Corporate Bonds	$—	$215,215,491	$—	$215,215,491
Total Fixed Income	$—	$404,159,063	$2,826,250	$406,985,313
Short-Term
Investments	$20,967,332	$—	$—	$20,967,332
Total Investments
in Securities	$20,967,332	$404,159,063	$2,826,250	$427,952,645

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Osterweis Strategic Income Fund
Investments
in Securities
Balance as of March 31, 2009	$—
Accrued discounts/premiums	$—
Realized gain/(loss)	$—
Change in unrealized appreciation	$573,220
Net purchases	$2,253,030
Transfers in and/or out of Level 3	$—
Balance as of September 30, 2009	$2,826,250
Change in unrealized appreciation during
the year for level 3 investments held
at September 30, 2009.	$573,220

B.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Funds include foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency.  The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

C.
Federal Income Taxes.  Each Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.  At September 30, 2009 The Osterweis Fund had capital loss carryforwards in the amount of $26,685,670 which expire on March 31, 2017.  At September 30, 2009 The Osterweis Strategic Income Fund had capital loss carryforwards in the amounts of $504,979 and $742,124 which expire on March 31, 2016 and March 31, 2017, respectively.

The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Funds include Federal and the state of Massachusetts.  As of March 31, 2009, open Federal and Massachusetts tax years include the tax years ended March 31, 2006 through March 31, 2009.  The Funds have no examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of these financial reporting rules resulted in no effect to the Funds’ financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2009.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for The

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

Osterweis Fund normally are declared and paid on an annual basis.  Distributions to shareholders from net investment income for The Osterweis Strategic Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
New Accounting Pronouncements.  The Funds have adopted financial reporting rules regarding disclosures about derivative instruments and hedging activities. These rules require enhanced disclosures that enable investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  As of

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

September 30, 2009 neither The Osterweis Fund nor The Osterweis Strategic Income Fund held any derivative instruments.

The Funds have adopted financial reporting rules that require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, these financial reporting rules require an entity to disclose the date through which subsequent events have been evaluated.  The Funds have evaluated subsequent events through the issuance of its financial statements on November 27, 2009.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC (the “Advisers”) provide the Osterweis Fund and Osterweis Strategic Income Fund, respectively, with investment management services under separate Investment Advisory Agreements (the “Agreements”).  Under the Agreements, the Advisers furnish all investment advice, office space, certain administrative services, and most of the personnel needed by the Funds.  As compensation for their services, the Advisers are entitled to a monthly fee.  For The Osterweis Fund, the Advisers are entitled to a monthly fee at an annual rate of 1.00% for the average daily net assets up to $500 million and 0.75% for the average daily net assets greater than $500 million.  For The Osterweis Strategic Income Fund, the Advisers are entitled to a monthly fee at an annual rate of 1.00% for the average daily net assets up to $250 million and 0.75% for the average daily net assets greater than $250 million.  For the six months ended September 30, 2009, The Osterweis Fund and The Osterweis Strategic Income Fund incurred $2,711,830 and $1,651,272, respectively, in advisory fees.

The Adviser has contractually agreed to limit The Osterweis Strategic Income Fund’s expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed 1.50%.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Adviser is permitted to seek reimbursement from The Osterweis Strategic Income Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For its services, the Administrator received a monthly fee at the following annual rate:

First $50 million	0.15% of average daily net assets
Next $50 million	0.12% of average daily net assets
Next $50 million	0.10% of average daily net assets
Over $150 million	0.05% of average daily net assets
$30,000 minimum per fund

Effective October 1, 2009, the Administrator receives a monthly fee at the following annual rate:

First $50 million	0.12% of average daily net assets
Next $50 million	0.10% of average daily net assets
Next $50 million	0.08% of average daily net assets
Next $850 million	0.05% of average daily net assets
Over $1 billion	0.04% of average daily net assets
$30,000 minimum per fund

For the six months ended September 30, 2009, The Osterweis Fund and The Osterweis Strategic Income Fund incurred administration fees of $195,418 and $144,345, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended September 30, 2009, The Osterweis Fund and The Osterweis Strategic Income Fund were allocated $5,762 and $4,964 of the Trust’s Chief Compliance Officer fee, respectively.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are affiliates of the Administrator.

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Investment transactions for the six months ended September 30, 2009 were as follows:

	Securities other than
	U.S. Government and		U.S. Government
	Short-term Investments		Securities
	Purchases	Sales	Purchases	Sales
The Osterweis Fund	$245,997,788	$108,129,911	$—	$—
The Osterweis Strategic
Income Fund	$277,372,301	$153,835,465	$—	$—

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

	The	The
	Osterweis	Osterweis Strategic
	Fund	Income Fund
Cost of investments	$654,503,053	$407,313,291
Gross tax unrealized appreciation	76,758,879	25,939,130
Gross tax unrealized depreciation	(10,508,271)	(5,299,776)
Net tax unrealized appreciation	$66,250,608	$20,639,354

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2009 (estimated) and the fiscal year ended March 31, 2009 for the Funds were as follows:

The Osterweis Fund	September 30,	March 31,
	2009	2009
Distributions paid from:
Ordinary income	$—	$726,394
Long-term capital gain*	$—	$5,379,068

The Osterweis Strategic Income Fund	September 30,	March 31,
	2009	2009
Distributions paid from:
Ordinary income	$12,482,165	$11,870,380
Long-term capital gain*	$—	$—

The Osterweis Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2009 (Unaudited)

Distribution classification may differ from the statement of changes in net assets as a result of the treatment of short term capital gains as ordinary income for tax purposes.

*	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

	The	The
	Osterweis	Osterweis Strategic
	Fund	Income Fund
Net tax unrealized depreciation	$(44,252,791)	$(16,312,155)
Net tax depreciation
on foreign currency	(5,019)	—
Undistributed ordinary income	1,096,416	1,878,021
Undistributed long-term capital gain	—	—
Total distributable earnings	$(43,161,394)	$(14,434,134)
Other accumulated losses	(30,778,321)	(6,033,550)
Total accumulated losses	$(73,939,715)	$(20,467,684)

For The Osterweis Fund, there is no difference between book basis and tax basis unrealized appreciation due to partnership investments.

For The Osterweis Strategic Income Fund, the tax difference between book basis and tax basis unrealized appreciation is attributable primarily to the timing differences on contingent preferred debt instruments.

The Osterweis Funds

INFORMATION ABOUT PROXY VOTING

A description of the polices and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 236-0050 or by accessing the Funds’ website at www.osterweis.com or the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (866) 236-0050 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 236-0050.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.osterweis.com within ten business days after calendar quarter end.

The Osterweis Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on August 3 and 4, 2009, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreements for The Osterweis Fund and The Osterweis Strategic Income Fund (the “Funds”) with Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC (each an “Adviser” collectively the “Advisers”), respectively, for another annual term.  At this meeting and at a prior meeting held on June 16, 2009, the Board received and reviewed substantial information regarding the Funds, the Advisers and the services provided by the Advisers to the Funds under the Advisory Agreements.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisers under the Advisory Agreements.  The Board considered the Advisers’ specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisers involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisers, including information regarding their compliance program, their Chief Compliance Officer and the Advisers’ compliance record, the Advisers’ disaster recovery plan, and the Advisers’ business continuity plan.  The Board also considered the prior relationship between the Advisers and the Trust, as well as the Board’s knowledge of the Advisers’ operations, and noted that during the course of the prior year they had met with the Advisers in person to discuss various marketing and compliance topics.  The Board concluded that the Advisers had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

The Osterweis Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

2.
The Funds’ historical year-to-date performance and the overall performance of the Adviser.  In assessing the quality of the portfolio management delivered by the Advisers, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to their peer funds utilizing Lipper classifications.

For The Osterweis Fund, the Board noted that the Fund’s performance was excellent over the relevant periods as the Fund’s performance ranked in the first quartile and above the median of its peer group.

For The Osterweis Strategic Income Fund, the Board noted that the Fund’s performance was excellent over the longer term although very recent short-term performance lagged slightly for the year-to-date period.

3.
The costs of the services to be provided by the Advisers and the structure of the Advisers’ fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Advisers, as well as all expense waivers and reimbursements.

For The Osterweis Fund, the Board noted that the Fund’s expense ratio and contractual advisory fee were in line with its peer group median.  The Board noted that the Adviser had no contractual agreement to waive and/or reimburse Fund expenses to a certain level, but also noted that the Fund’s expense ratio had decreased as assets have risen.  The Board further considered that the Adviser had instituted a breakpoint in its advisory fee in order to share economies of scale with the Fund.  The Board concluded that the fees paid to the Adviser were fair and reasonable in light of comparative performance and expense and advisory fee information.

For The Osterweis Strategic Income Fund, the Board noted that the Fund’s expense ratio and contractual advisory fee were above the peer group median.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.50%, although actual expenses were far below the cap.  The Board further considered that the Adviser had instituted a breakpoint in its advisory fee in order to share economies of scale with the Fund.  The Board concluded that the fees paid to the Adviser were fair and reasonable in light of comparative performance and expense and advisory fee information.

The Osterweis Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  The Board noted that both Funds’ total expense ratios have already declined since each Fund’s inception due to growth of assets and that the Adviser had instituted a breakpoint in the advisory fee for each Fund.  The Board concluded that they would continue to examine this issue to ensure that economies of scales are being shared with the Funds as asset levels increase.

5.
The profits to be realized by the Advisers and its affiliates from their relationship with the Funds.  The Board reviewed the Advisers’ financial information and took into account both the direct benefits and the indirect benefits to the Advisers from advising the Funds.  The Board considered the profitability to the Advisers from their relationship with the Funds and considered any additional benefits derived by the Advisers from their relationship with the Funds, particularly benefits received in exchange for “soft dollars”.  After such review, the Board determined that the profitability to the Advisers with respect to the Advisory Agreements was not excessive, and that the Advisers had maintained adequate profit levels to support the services they provide to the Funds.  The Funds do not generate any 12b-1 fees.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisers, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and their shareholders.

Advisers
OSTERWEIS CAPITAL MANAGEMENT, INC.
OSTERWEIS CAPITAL MANAGEMENT, LLC
One Maritime Plaza, Suite 800
San Francisco, CA  94111

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(866) 236-0050

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY  10022

Symbol
The Osterweis Fund – OSTFX
The Osterweis Strategic Income Fund – OSTIX
CUSIP
The Osterweis Fund – 742935406
The Osterweis Strategic Income Fund – 742935489

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)     /s/Robert M. Slotky
Robert M. Slotky, President

Date   December 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Robert M. Slotky
Robert M. Slotky, President

Date   December 2, 2009

By (Signature and Title)      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   December 3, 2009

* Print the name and title of each signing officer under his or her signature.